CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
23.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

In May 2010, MCE Finance (the “Issuer”), an indirect subsidiary of the Company (the “Parent”), issued the 2010 Senior Notes as disclosed in Note 11.

The Issuer and all subsidiary guarantors except Melco Crown Macau are 100% directly or indirectly owned by the Parent guarantor. Certain Macau laws require companies limited by shares (sociedade anónima) incorporated in Macau to have a minimum of three shareholders, and all gaming concessionaires and subconcessionaires to be managed by a Macau permanent resident, the managing director, who must hold at least 10% of the share capital of the concessionaire or subconcessionaire. In accordance with such Macau laws, approximately 90% of the share capital of Melco Crown Macau is indirectly owned by the Parent. While the Group complies with the Macau laws, Melco Crown Macau is considered an indirectly 100% owned subsidiary of the Parent for purposes of the consolidated financial statements of the Parent because the economic interest of the 10% holding of the managing director is limited to, in aggregate with other class A shareholders, MOP1 on the winding up or liquidation of Melco Crown Macau and to receive an aggregate annual dividend of MOP1. The City of Dreams Project Facility, the 2011 Credit Facilities and the gaming subconcession agreement significantly restrict the Parent’s, the Issuer’s and the subsidiary guarantors’ ability to obtain funds from each other guarantor subsidiary in the form of a dividend or loan.

Condensed consolidating financial statements for the Parent, Issuer, guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011, and 2010 are presented in the following tables. Information has been presented such that investments in subsidiaries, if any, are accounted for under the equity method and the principal elimination entries eliminate the investments in subsidiaries and intercompany balances and transactions. Additionally, the guarantor and non-guarantor subsidiaries are presented on a combined basis.

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209
Restricted cash	367,645	—	—	305,336	—	672,981
Accounts receivables, net	—	—	320,929	—	—	320,929
Amounts due from affiliated companies	1,113	—	226	46	(63)	1,322
Intercompany receivables	77,471	7,523	110,062	164,479	(359,535)	—
Income tax receivable	266	—	—	—	—	266
Inventories	—	—	16,576	—	—	16,576
Prepaid expenses and other current assets	2,448	46	32,419	5,330	(12,500)	27,743

Total current assets	451,830	7,569	1,997,164	664,561	(372,098)	2,749,026

PROPERTY AND EQUIPMENT, NET	—	—	2,342,785	341,309	—	2,684,094
GAMING SUBCONCESSION, NET	—	—	542,268	—	—	542,268
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	4,123,067	3,088,129	4,446,983	1,214,081	(12,872,260)	—
ADVANCE TO INTERMEDIATE HOLDING COMPANY	—	—	—	281,567	(281,567)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	17,795	(17,795)	—
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	—	—	65,437	22,804	—	88,241
RESTRICTED CASH	—	—	—	741,683	—	741,683
DEFERRED TAX ASSETS	—	—	—	105	—	105
DEFERRED FINANCING COSTS	1,427	24,167	18,790	21,546	—	65,930
LAND USE RIGHTS, NET	—	—	391,419	598,565	—	989,984

TOTAL ASSETS	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$13,745	$—	$—	$13,745
Accrued expenses and other current liabilities	6,465	8,028	684,518	164,330	(12,500)	850,841
Income tax payable	—	—	5	1,186	—	1,191
Intercompany payables	181,371	—	40,564	137,590	(359,525)	—
Current portion of long-term debt	720,923	—	128,359	5,658	—	854,940
Amounts due to affiliated companies	59	—	899	54	(63)	949

Total current liabilities	908,818	8,028	868,090	308,818	(372,088)	1,721,666

LONG-TERM DEBT	—	593,967	886,370	859,587	—	2,339,924
OTHER LONG-TERM LIABILITIES	—	—	5,800	1,612	—	7,412
DEFERRED TAX LIABILITIES	—	—	16,498	49,852	—	66,350
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,055,607	619,280	(1,674,887)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	582,869	—	(582,869)	—
ADVANCE FROM IMMEDIATE HOLDING COMPANY	—	—	—	299,362	(299,362)	—
ADVANCE FROM A SUBSIDIARY	281,567	17,795	—	—	(299,362)	—
LAND USE RIGHTS PAYABLE	—	—	—	71,358	—	71,358
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	3,385,939	2,500,075	6,475,747	1,694,147	(10,669,969)	3,385,939
Noncontrolling interests	—	—	—	—	354,817	354,817

TOTAL LIABILITIES AND EQUITY	$4,576,324	$3,119,865	$9,890,981	$3,904,016	$(13,543,720)	$7,947,466

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024
Accounts receivables, net	—	—	306,500	—	—	306,500
Amounts due from affiliated companies	1,551	—	299	46	(50)	1,846
Amount due from a shareholder	—	—	6	—	—	6
Intercompany receivables	49,889	7,822	59,500	171,217	(288,428)	—
Inventories	—	—	15,258	—	—	15,258
Prepaid expenses and other current assets	5,966	43	15,027	2,846	—	23,882

Total current assets	135,211	7,865	1,410,623	240,295	(288,478)	1,505,516

PROPERTY AND EQUIPMENT, NET	—	—	2,481,176	174,253	—	2,655,429
GAMING SUBCONCESSION, NET	—	—	599,505	—	—	599,505
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	3,415,113	2,599,928	4,114,259	381,420	(10,510,720)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	56,140	(56,140)	—
LONG-TERM PREPAYMENTS,
DEPOSITS AND OTHER ASSETS	135	—	71,742	981	—	72,858
RESTRICTED CASH	364,807	—	—	—	—	364,807
DEFERRED TAX ASSETS	—	—	—	24	—	24
DEFERRED FINANCING COSTS	5,159	11,637	25,942	—	—	42,738
LAND USE RIGHTS, NET	—	—	408,630	534,338	—	942,968

TOTAL ASSETS	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$12,023	$—	$—	$12,023
Accrued expenses and other current liabilities	8,317	8,046	519,114	53,242	—	588,719
Income tax payable	67	—	—	1,173	—	1,240
Intercompany payables	181,609	—	73,254	33,565	(288,428)	—
Amounts due to affiliated companies	52	—	1,032	103	(50)	1,137

Total current liabilities	190,045	8,046	605,423	88,083	(288,478)	603,119

LONG-TERM DEBT	718,085	593,166	1,014,729	—	—	2,325,980
OTHER LONG-TERM LIABILITIES	—	—	4,986	22,914	—	27,900
DEFERRED TAX LIABILITIES	—	—	16,900	53,128	—	70,028
ADVANCE FROM ULTIMATE
HOLDING COMPANY	—	—	1,066,119	341,934	(1,408,053)	—
LOAN FROM INTERMEDIATE
HOLDING COMPANY	—	—	580,630	—	(580,630)	—
ADVANCE FROM IMMEDIATE
HOLDING COMPANY	—	—	—	56,140	(56,140)	—
ADVANCE FROM A SUBSIDIARY	56,140	—	—	—	(56,140)	—
LAND USE RIGHTS PAYABLE	—	—	8,281	47,020	—	55,301
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	2,956,155	2,018,218	5,900,944	778,232	(8,697,394)	2,956,155
Noncontrolling interests	—	—	—	—	231,497	231,497

TOTAL LIABILITIES AND EQUITY	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,934,761	$—	$—	$3,934,761
Rooms	—	—	119,994	—	(1,935)	118,059
Food and beverage	—	—	78,507	—	(5,789)	72,718
Entertainment, retail and others	—	—	104,673	997	(14,881)	90,789

Gross revenues	—	—	4,237,935	997	(22,605)	4,216,327
Less: promotional allowances	—	—	(138,314)	—	—	(138,314)

Net revenues	—	—	4,099,621	997	(22,605)	4,078,013

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,837,176)	—	2,414	(2,834,762)
Rooms	—	—	(14,989)	—	292	(14,697)
Food and beverage	—	—	(28,115)	—	584	(27,531)
Entertainment, retail and others	—	—	(72,184)	—	9,368	(62,816)
General and administrative	(26,164)	(88)	(231,503)	(68,122)	98,897	(226,980)
Pre-opening costs	—	—	(3,139)	(2,671)	25	(5,785)
Development costs	—	—	—	(11,099)	—	(11,099)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,653)	(40,258)	—	(59,911)
Depreciation and amortization	—	—	(257,650)	(3,799)	—	(261,449)
Property charges and others	—	—	(8,654)	—	—	(8,654)

Total operating costs and expenses	(26,164)	(88)	(3,530,300)	(125,949)	111,580	(3,570,921)

OPERATING (LOSS) INCOME	(26,164)	(88)	569,321	(124,952)	88,975	507,092

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(11,090)	1,438	(81,254)	(7,747)	—	(98,653)
Change in fair value of interest rate swap agreements	—	—	363	—	—	363
Other finance costs	(3,732)	(2,265)	(8,476)	(123)	—	(14,596)
Foreign exchange gain (loss), net	118	(1)	4,937	(369)	—	4,685
Other income, net	17,103	88	—	71,899	(88,975)	115
Costs associated with debt modification	—	(3,277)	—	—	—	(3,277)
Share of results of subsidiaries	441,112	485,962	(2)	—	(927,072)	—

Total non-operating income (expenses)	443,511	481,945	(84,432)	63,660	(1,016,047)	(111,363)

INCOME (LOSS) BEFORE INCOME TAX	417,347	481,857	484,889	(61,292)	(927,072)	395,729
INCOME TAX (EXPENSE) CREDIT	(144)	—	392	2,695	—	2,943

NET INCOME (LOSS)	417,203	481,857	485,281	(58,597)	(927,072)	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	18,531	18,531

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$417,203	$481,857	$485,281	$(58,597)	$(908,541)	$417,203

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,679,423	$—	$—	$3,679,423
Rooms	—	—	105,565	—	(2,556)	103,009
Food and beverage	—	—	68,409	—	(6,569)	61,840
Entertainment, retail and others	—	—	96,085	47	(9,965)	86,167

Gross revenues	—	—	3,949,482	47	(19,090)	3,930,439
Less: promotional allowances	—	—	(99,592)	—	—	(99,592)

Net revenues	—	—	3,849,890	47	(19,090)	3,830,847

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,701,999)	—	3,018	(2,698,981)
Rooms	—	—	(18,631)	—	384	(18,247)
Food and beverage	—	—	(34,699)	—	505	(34,194)
Entertainment, retail and others	—	—	(71,151)	—	12,747	(58,404)
General and administrative	(19,474)	(182)	(216,640)	(61,162)	77,234	(220,224)
Pre-opening costs	—	—	(1,556)	(1,138)	4	(2,690)
Development costs	—	—	—	(1,110)	—	(1,110)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,525)	(14,876)	—	(34,401)
Depreciation and amortization	—	—	(257,414)	(1,810)	—	(259,224)
Property charges and others	(1,000)	—	(25)	—	—	(1,025)

Total operating costs and expenses	(20,474)	(182)	(3,378,877)	(80,096)	93,892	(3,385,737)

OPERATING (LOSS) INCOME	(20,474)	(182)	471,013	(80,049)	74,802	445,110

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(8,377)	1,290	(101,502)	(1,086)	—	(109,675)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	—	(4,310)	—	—	(4,310)
Change in fair value of interest rate swap agreements	—	—	3,947	—	—	3,947
Other finance costs	(2,260)	(1,815)	(11,539)	—	—	(15,614)
Foreign exchange loss, net	(293)	—	(1,445)	(33)	—	(1,771)
Other income, net	14,812	182	—	63,472	(74,802)	3,664
Listing expenses	(8,950)	—	—	—	—	(8,950)
Loss on extinguishment of debt	—	—	(25,193)	—	—	(25,193)
Share of results of subsidiaries	320,809	332,536	(1)	—	(653,344)	—

Total non-operating income (expenses)	315,741	332,193	(140,043)	62,353	(728,146)	(157,902)

INCOME (LOSS) BEFORE INCOME TAX	295,267	332,011	330,970	(17,696)	(653,344)	287,208
INCOME TAX (EXPENSE) CREDIT	(611)	—	915	1,332	—	1,636

NET INCOME (LOSS)	294,656	332,011	331,885	(16,364)	(653,344)	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	5,812	5,812

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$294,656	$332,011	$331,885	$(16,364)	$(647,532)	$294,656

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$2,550,542	$—	$—	$2,550,542
Rooms	—	—	86,165	—	(2,447)	83,718
Food and beverage	—	—	61,738	—	(5,059)	56,679
Entertainment, retail and others	—	—	33,692	194	(1,207)	32,679

Gross revenues	—	—	2,732,137	194	(8,713)	2,723,618
Less: promotional allowances	—	—	(81,642)	—	—	(81,642)

Net revenues	—	—	2,650,495	194	(8,713)	2,641,976

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,951,336)	—	2,312	(1,949,024)
Rooms	—	—	(16,674)	—	542	(16,132)
Food and beverage	—	—	(33,263)	—	365	(32,898)
Entertainment, retail and others	—	—	(25,332)	—	5,556	(19,776)
General and administrative	(14,985)	(19)	(197,478)	(47,268)	59,920	(199,830)
Pre-opening costs	—	—	(18,972)	—	324	(18,648)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,522)	—	—	(19,522)
Depreciation and amortization	—	—	(234,427)	(1,879)	—	(236,306)
Property charges and others	—	—	(91)	—	—	(91)

Total operating costs and expenses	(14,985)	(19)	(2,554,332)	(49,147)	69,019	(2,549,464)

OPERATING (LOSS) INCOME	(14,985)	(19)	96,163	(48,953)	60,306	92,512

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(236)	759	(93,499)	23	—	(92,953)
Other finance costs	—	(1,134)	(9,357)	—	—	(10,491)
Foreign exchange (loss) gain, net	(41)	(179)	2,042	1,741	—	3,563
Other income, net	11,257	19	391	49,713	(60,306)	1,074
Costs associated with debt modification	—	—	(3,310)	—	—	(3,310)
Share of results of subsidiaries	(6,129)	(7,298)	(1)	—	13,428	—

Total non-operating income (expenses)	4,851	(7,833)	(103,734)	51,477	(46,878)	(102,117)

(LOSS) INCOME BEFORE INCOME TAX	(10,134)	(7,852)	(7,571)	2,524	13,428	(9,605)
INCOME TAX EXPENSES	(391)	—	(166)	(363)	—	(920)

NET (LOSS) INCOME	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$417,203	$481,857	$485,281	$(58,597)	$(927,072)	$398,672
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	—	—	16	(16)	16
Change in fair value of forward exchange rate contracts	99	—	—	—	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	—	—	—	—	(138)

Other comprehensive (loss) income	(23)	—	—	16	(16)	(23)

Total comprehensive income (loss)	417,180	481,857	485,281	(58,581)	(927,088)	398,649
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	18,540	18,540

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$417,180	$481,857	$485,281	$(58,581)	$(908,548)	$417,189

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net income (loss)	$294,656	$332,011	$331,885	$(16,364)	$(653,344)	$288,844
Other comprehensive income (loss):
Foreign currency translation adjustment	(149)	—	—	(149)	149	(149)
Change in fair value of interest rate swap agreements	6,111	6,111	6,111	—	(12,222)	6,111
Change in fair value of forward exchange rate contracts	39	—	—	—	—	39
Reclassification to earnings upon discontinuance of hedge accounting	4,310	4,310	4,310	—	(8,620)	4,310

Other comprehensive income (loss)	10,311	10,421	10,421	(149)	(20,693)	10,311

Total comprehensive income (loss)	304,967	342,432	342,306	(16,513)	(674,037)	299,155
Comprehensive loss attributable to noncontrolling interests	—	—	—	—	5,812	5,812

Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$304,967	$342,432	$342,306	$(16,513)	$(668,225)	$304,967

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
Net (loss) income	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)
Other comprehensive income:
Foreign currency translation adjustment	32	—	—	32	(32)	32
Change in fair value of interest rate swap agreements	17,657	17,657	17,657	—	(35,314)	17,657

Other comprehensive income	17,689	17,657	17,657	32	(35,346)	17,689

Total comprehensive income	$7,164	$9,805	$9,920	$2,193	$(21,918)	$7,164

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(9,536)	$(2,983)	$874,819	$87,933	$—	$950,233

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(277,945)	—	—	—	277,945	—
Repayment of advance to a subsidiary	10,512	—	—	—	(10,512)	—
Amounts due from subsidiaries	(26,975)	—	—	—	26,975	—
Advance to ultimate holding company	—	—	—	(225,427)	225,427	—
Advance to intermediate holding company	—	—	—	(17,795)	17,795	—
Advance to a subsidiary	—	—	(243,222)	—	243,222	—
Changes in restricted cash	—	—	—	(1,047,019)	—	(1,047,019)
Acquisition of property and equipment	—	—	(92,263)	(128,217)	—	(220,480)
Payment for land use rights	—	—	(18,402)	(35,428)	—	(53,830)
Deposits for acquisition of property and equipment	—	—	(7,708)	—	—	(7,708)
Net payment for acquisition of assets and liabilities	—	—	—	(5,315)	—	(5,315)
Payment for entertainment production costs	—	—	(1,788)	—	—	(1,788)
Proceeds from sale of property and equipment	—	—	422	—	—	422

Net cash used in investing activities	(294,408)	—	(362,961)	(1,459,201)	780,852	(1,335,718)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	277,945	(277,945)	—
Repayment of advance from ultimate holding company	—	—	(10,512)	—	10,512	—
Amount due to ultimate holding company	—	—	1,831	25,144	(26,975)	—
Advance from immediate holding company	—	—	—	243,222	(243,222)	—
Advance from a subsidiary	225,427	17,795	—	—	(243,222)	—
Payment of deferred financing costs	—	(14,812)	(258)	(15,227)	—	(30,297)
Deferred payment for acquisition of assets and liabilities	—	—	—	(25,000)	—	(25,000)
Prepayment of deferred financing costs	—	—	—	(18,812)	—	(18,812)
Principal payments on long-term debt	—	—	—	(2,755)	—	(2,755)
Proceeds from long-term debt	—	—	—	868,000	—	868,000
Capital contribution from noncontrolling interests	—	—	—	140,000	—	140,000
Proceeds from exercise of share options	3,599	—	—	—	—	3,599

Net cash provided by (used in) financing activities	229,026	2,983	(8,939)	1,492,517	(780,852)	934,735

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	1,935	—	1,935

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	—	502,919	123,184	—	551,185
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	—	1,014,033	66,186	—	1,158,024

CASH AND CASH EQUIVALENTS AT END OF YEAR	$2,887	$—	$1,516,952	$189,370	$—	$1,709,209

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(11,098)	$166	$741,867	$13,725	$—	$744,660

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(330,680)	—	—	—	330,680	—
Repayment of advance to a subsidiary	11,126	—	—	—	(11,126)	—
Amounts due from subsidiaries	(1,825)	—	—	—	1,825	—
Advance to ultimate holding company	—	—	—	(56,140)	56,140	—
Advance to a subsidiary	—	—	(56,140)	—	56,140	—
Net payment for acquisition of assets and liabilities	—	—	—	(290,058)	—	(290,058)
Changes in restricted cash	(353,278)	—	167,286	—	—	(185,992)
Acquisition of property and equipment	—	—	(73,791)	(16,477)	—	(90,268)
Payment for land use right	—	—	(15,271)	—	—	(15,271)
Deposits for acquisition of property and equipment	—	—	(3,962)	—	—	(3,962)
Payment for entertainment production costs	—	—	(70)	—	—	(70)
Proceeds from sale of property and equipment	—	—	233	—	—	233

Net cash (used in) provided by investing activities	(674,657)	—	18,285	(362,675)	433,659	(585,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	330,680	(330,680)	—
Repayment of advance from ultimate holding company	—	—	(11,126)	—	11,126	—
Amount due to ultimate holding company	—	—	386	1,439	(1,825)	—
Advance from immediate holding company	—	—	—	56,140	(56,140)	—
Advance from a subsidiary	56,140	—	—	—	(56,140)	—
Principal payments on long-term debt	—	—	(117,076)	—	—	(117,076)
Payment of deferred financing costs	(6,899)	(166)	(29,070)	—	—	(36,135)
Proceeds from long-term debt	706,556	—	—	—	—	706,556
Proceeds from exercise of share options	4,565	—	—	—	—	4,565

Net cash provided by (used in) financing activities	760,362	(166)	(156,886)	388,259	(433,659)	557,910

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	(1,081)	—	(1,081)

NET INCREASE IN CASH AND CASH EQUIVALENTS	74,607	—	603,266	38,228	—	716,101
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	—	410,767	27,958	—	441,923

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7,623	$(238)	$383,056	$11,514	$—	$401,955

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(577,441)	—	—	603,218	—
Amounts due from subsidiaries	(13,006)	—	—	—	13,006	—
Acquisition of property and equipment	—	—	(196,624)	(761)	—	(197,385)
Deposits for acquisition of property and equipment	—	—	(5,224)	—	—	(5,224)
Payment for entertainment production costs	—	—	(27,116)	—	—	(27,116)
Changes in restricted cash	—	—	65,799	3,338	—	69,137
Payment for land use right	—	—	(29,802)	—	—	(29,802)
Proceeds from sale of property and equipment	—	—	80	—	—	80

Net cash (used in) provided by investing activities	(38,783)	(577,441)	(192,887)	2,577	616,224	(190,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	(14,346)	(8,598)	—	—	(22,944)
Advance from ultimate holding company	—	—	25,777	—	(25,777)	—
Amount due to ultimate holding company	—	(1)	323	12,684	(13,006)	—
Advance from intermediate holding company	—	—	577,441	—	(577,441)	—
Proceeds from long-term debt	—	592,026	—	—	—	592,026
Principal payments on long-term debt	—	—	(551,402)	—	—	(551,402)

Net cash provided by financing activities	—	577,679	43,541	12,684	(616,224)	17,680

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(31,160)	—	233,710	26,775	—	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	—	177,057	1,183	—	212,598

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$—	$410,767	$27,958	$—	$441,923

Note

(1)	The guarantor subsidiaries column includes financial information of Melco Crown Macau which is not 100% owned by the Parent.